Loan Portfolio and Allowance for Credit Losses, Risk Category of Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Risk Profile, Segregated by Class [Abstract]
Total loans	$ 5,002,879	$ 4,733,201
Current-period Gross writeoffs	547	152	$ 430
Commercial [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans	273,515	231,011
Current-period Gross writeoffs	0	40	30
Commercial [Member] | Commercial Real Estate [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	61,148	79,430
2022/2021	82,339	29,991
2021/2020	23,940	18,883
2020/2019	16,695	22,790
2019/2018	19,835	16,969
Prior	42,634	33,837
Revolving Loans Amortized Cost Basis	5,664	8,022
Revolving Loan Converted to Term	0	0
Total loans	252,255	209,922
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	0
2019/2018	0	0
Prior	0	40
Revolving Loans Amortized Cost Basis Writeoffs	0	0
Revolving Loan Converted to Term Writeoffs	0	0
Current-period Gross writeoffs	0	40
Commercial [Member] | Commercial Real Estate [Member] | Pass [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	61,148	79,430
2022/2021	82,339	29,991
2021/2020	23,940	18,708
2020/2019	16,653	22,790
2019/2018	19,835	16,598
Prior	41,153	32,666
Revolving Loans Amortized Cost Basis	5,664	8,022
Revolving Loan Converted to Term	0	0
Total loans	250,732	208,205
Commercial [Member] | Commercial Real Estate [Member] | Special Mention [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	0	0
2022/2021	0	0
2021/2020	0	62
2020/2019	42	0
2019/2018	0	243
Prior	225	0
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	267	305
Commercial [Member] | Commercial Real Estate [Member] | Substandard [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	0	0
2022/2021	0	0
2021/2020	0	113
2020/2019	0	0
2019/2018	0	128
Prior	1,256	1,171
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	1,256	1,412
Commercial [Member] | Other [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	7,873	2,972
2022/2021	2,164	3,187
2021/2020	2,261	2,273
2020/2019	1,386	590
2019/2018	321	674
Prior	2,739	2,446
Revolving Loans Amortized Cost Basis	4,516	8,947
Revolving Loan Converted to Term	0	0
Total loans	21,260	21,089
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	0
2019/2018	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis Writeoffs	0	0
Revolving Loan Converted to Term Writeoffs	0	0
Current-period Gross writeoffs	0	0
Commercial [Member] | Other [Member] | Pass [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	7,873	2,972
2022/2021	2,164	2,848
2021/2020	1,933	2,273
2020/2019	1,386	590
2019/2018	321	674
Prior	2,641	2,348
Revolving Loans Amortized Cost Basis	4,482	8,908
Revolving Loan Converted to Term	0	0
Total loans	20,800	20,613
Commercial [Member] | Other [Member] | Special Mention [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	0
2019/2018	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	34	39
Revolving Loan Converted to Term	0	0
Total loans	34	39
Commercial [Member] | Other [Member] | Substandard [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	0	0
2022/2021	0	339
2021/2020	328	0
2020/2019	0	0
2019/2018	0	0
Prior	98	98
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	426	437
Real Estate Mortgage - 1 to 4 Family [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans	4,712,478	4,489,883
Current-period Gross writeoffs	371	24	340
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	417,261	557,981
2022/2021	565,811	934,250
2021/2020	878,119	784,592
2020/2019	733,027	368,981
2019/2018	343,678	258,277
Prior	1,366,167	1,241,349
Revolving Loans Amortized Cost Basis	3,042	1,472
Revolving Loan Converted to Term	0	0
Total loans	4,307,105	4,146,902
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	0
2019/2018	27	0
Prior	336	5
Revolving Loans Amortized Cost Basis Writeoffs	0	0
Revolving Loan Converted to Term Writeoffs	0	0
Current-period Gross writeoffs	363	5
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Performing [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	417,197	557,981
2022/2021	565,601	933,754
2021/2020	877,736	784,511
2020/2019	732,798	368,137
2019/2018	342,559	257,926
Prior	1,354,867	1,228,776
Revolving Loans Amortized Cost Basis	3,042	1,472
Revolving Loan Converted to Term	0	0
Total loans	4,293,800	4,132,557
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Nonperforming [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	64	0
2022/2021	210	496
2021/2020	383	81
2020/2019	229	844
2019/2018	1,119	351
Prior	11,300	12,573
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	13,305	14,345
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	9,660	6,863
2022/2021	5,963	9,124
2021/2020	7,770	6,322
2020/2019	5,668	7,588
2019/2018	6,542	5,306
Prior	22,355	21,346
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	57,958	56,549
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	0
2019/2018	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis Writeoffs	0	0
Revolving Loan Converted to Term Writeoffs	0	0
Current-period Gross writeoffs	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Performing [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	9,660	6,863
2022/2021	5,963	9,124
2021/2020	7,770	6,322
2020/2019	5,668	7,588
2019/2018	6,542	5,240
Prior	22,076	21,217
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	57,679	56,354
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Nonperforming [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	0
2019/2018	0	66
Prior	279	129
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	279	195
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	355	1,369
2022/2021	641	1,253
2021/2020	256	740
2020/2019	131	52
2019/2018	10	100
Prior	18,777	20,488
Revolving Loans Amortized Cost Basis	327,245	262,430
Revolving Loan Converted to Term	0	0
Total loans	347,415	286,432
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	0
2019/2018	0	0
Prior	8	19
Revolving Loans Amortized Cost Basis Writeoffs	0	0
Revolving Loan Converted to Term Writeoffs	0	0
Current-period Gross writeoffs	8	19
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Performing [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	355	1,369
2022/2021	641	1,246
2021/2020	248	740
2020/2019	75	52
2019/2018	10	100
Prior	15,964	18,377
Revolving Loans Amortized Cost Basis	327,059	262,244
Revolving Loan Converted to Term	0	0
Total loans	344,352	284,128
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Nonperforming [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	0	0
2022/2021	0	7
2021/2020	8	0
2020/2019	56	0
2019/2018	0	0
Prior	2,813	2,111
Revolving Loans Amortized Cost Basis	186	186
Revolving Loan Converted to Term	0	0
Total loans	3,063	2,304
Installment [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	8,473	6,405
2022/2021	4,641	2,512
2021/2020	1,535	805
2020/2019	360	774
2019/2018	261	374
Prior	608	309
Revolving Loans Amortized Cost Basis	1,008	1,128
Revolving Loan Converted to Term	0	0
Total loans	16,886	12,307
2023/2022	16	1
2022/2021	67	47
2021/2020	50	22
2020/2019	1	7
2019/2018	21	2
Prior	21	9
Revolving Loans Amortized Cost Basis Writeoffs	0	0
Revolving Loan Converted to Term Writeoffs	0	0
Current-period Gross writeoffs	176	88	$ 60
Installment [Member] | Performing [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	8,473	6,385
2022/2021	4,592	2,495
2021/2020	1,484	805
2020/2019	360	709
2019/2018	198	374
Prior	605	308
Revolving Loans Amortized Cost Basis	1,008	1,125
Revolving Loan Converted to Term	0	0
Total loans	16,720	12,201
Installment [Member] | Nonperforming [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2023/2022	0	20
2022/2021	49	17
2021/2020	51	0
2020/2019	0	65
2019/2018	63	0
Prior	3	1
Revolving Loans Amortized Cost Basis	0	3
Revolving Loan Converted to Term	0	0
Total loans	$ 166	$ 106